OPERATIONS - Non-Compete Agreement (Details) - BRL (R$) R$ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Oct. 01, 2024
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value of non-compete	R$ 27,136	R$ 27,136
Amortization period of non-compete clause		6 years
Payment of non-compete clause	196,663	R$ 196,663
Transaction costs					R$ 3,291
Trade accounts receivable	27,177	27,177
Gross contractual amounts receivable for acquired receivables	31,714	31,714
Provision for loss recognized upon acquisition	4,537	4,537
Net income for the year		5,557,332	R$ 5,039,977	R$ 4,057,902
IPNET Cloud Services and Systems Development Ltda. [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Net operating revenue	63,658
Net income for the year	2,876
Payment in cash [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Payment of non-compete clause	32,871	32,871
Payment according to contractual clauses IPCA/SELIC [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Payment of non-compete clause	R$ 163,792	R$ 163,792
Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Estimated impact on reduction capacity		25.00%
Probability of competition increases Percentage	50.00%	50.00%
Revenue Loss		12.50%
Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Estimated impact on reduction capacity		10.00%
Probability of competition increases Percentage	30.00%	30.00%
Revenue Loss		3.00%